Accrued Liabilities and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Liabilities and Other Liabilities [Abstract]
Schedule of Accrued Liabilities and Other Liabilities

Accrued liabilities and other liabilities consisted of the following:

	As of December 31,
	2023	2024
Deposits related to the Group staff apartment sales (1)	3,290,500	3,290,500
Payables to third parties (2)	-	2,679,350
Audit fee payable	958,550	-
Deposits	533,460	856,790
Interests payable	39,126	153,951
Leasehold improvement payables	314,694	50,000
Others	811,512	459,178
Total	5,947,842	7,489,769

(1)	Deposit prepaid to the Group for intention of purchasing the Group’s staff apartments which can be freely withdrawn before final approval of the ownership transfer.

(2)	Payables to third parties consisted of:

(i)	loans from third party for daily operational purposes which is non-interest bearing, unsecured and repayable on demand as of December 31, 2024, and

(ii)	miscellaneous fee collected on behalf of Hainan Advanced Technical School of Communications and insurance fees collected on behalf of the students as of December 31, 2024.